INTELIIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Advertising - 1.0%
Publicis Groupe SA - ADR	7,242	$170,622

Aerospace & Defense - 4.5%
MTU Aero Engines AG - ADR	737	128,072
Rheinmetall AG - ADR	2,181	624,137
		752,209

Apparel, Accessories & Luxury Goods - 2.5%
ANTA Sports Products Ltd. - ADR	894	246,681
Hermes International SCA - ADR	689	180,539
		427,220

Application Software - 5.2%
Adobe, Inc. (a)	1,194	457,935
Atlassian Corp. - Class A (a)	1,042	221,123
HubSpot, Inc. (a)	354	202,236
		881,294

Automobile Manufacturers - 3.8%
BYD Co. Ltd. - ADR	1,299	131,628
Li Auto, Inc. - ADR (a)	20,076	505,915
		637,543

Biotechnology - 7.8%
ACADIA Pharmaceuticals, Inc. (a)	7,462	123,944
Argenx SE - ADR (a)	233	137,904
Ascendis Pharma AS - ADR (a)	773	120,480
BioMarin Pharmaceutical, Inc. (a)	4,309	304,603
Genmab AS - ADR (a)	6,541	128,073
Halozyme Therapeutics, Inc. (a)	2,532	161,567
Krystal Biotech, Inc. (a)	472	85,102
Neurocrine Biosciences, Inc. (a)	989	109,383
Sarepta Therapeutics, Inc. (a)	1,104	70,457
United Therapeutics Corp. (a)	245	75,526
		1,317,039

Broadline Retail - 4.6%
JD.com, Inc. - ADR	18,819	773,837

Casinos & Gaming - 1.5%
Evolution AB - ADR	1,092	81,387

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Casinos & Gaming - 1.5% (Continued)
Sands China Ltd. - ADR (a)	8,336	$168,246
		249,633

Construction & Engineering - 1.1%
Vinci SA - ADR	5,831	183,618

Copper - 2.9%
ERO Copper Corp. (a)	29,345	355,662
Southern Copper Corp.	1,481	138,397
		494,059

Data Processing & Outsourced Services - 0.8%
Adyen NV - ADR (a)	8,513	129,994

Diversified Metals & Mining - 1.3%
BHP Group Ltd. - ADR (b)	2,678	129,990
Glencore PLC - ADR	12,996	95,001
		224,991

Electric Utilities - 1.0%
PPL Corp.	4,650	167,911

Electrical Components & Equipment - 3.0%
Eaton Corp. PLC	1,015	275,907
Vertiv Holdings Co. - Class A	3,198	230,896
		506,803

Electronic Equipment & Instruments - 1.4%
Cognex Corp.	7,913	236,045

Gold - 9.3%
Alamos Gold, Inc. - Class A	7,482	200,069
Anglogold Ashanti PLC	8,651	321,125
B2Gold Corp.	47,613	135,697
Barrick Gold Corp.	7,514	146,072
Centerra Gold, Inc.	34,269	217,608
Gold Fields Ltd. - ADR	7,138	157,679
New Gold, Inc. (a)	24,469	90,780
Zijin Mining Group Co. Ltd. - ADR	6,522	297,403
		1,566,433

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Health Care Equipment - 1.9%
Dexcom, Inc. (a)	974	$66,514
Globus Medical, Inc. - Class A (a)	1,468	107,458
Stryker Corp.	379	141,083
		315,055

Industrial Machinery & Supplies & Components - 3.5%
Daifuku Co. Ltd. - ADR	22,135	270,711
Yaskawa Electric Corp. - ADR	6,310	316,888
		587,599

Interactive Media & Services - 2.0%
Baidu, Inc. - ADR (a)	3,624	333,517

IT Consulting & Other Services - 0.6%
Capgemini SE - ADR	3,467	103,837

Life Sciences Tools & Services - 1.6%
WuXi AppTec Co. Ltd. - ADR	30,530	271,412

Oil & Gas Equipment & Services - 2.2%
Halliburton Co.	8,086	205,142
Schlumberger NV	3,879	162,142
		367,284

Oil & Gas Exploration & Production - 7.3%
ConocoPhillips	7,552	793,111
Coterra Energy, Inc.	7,711	222,848
Diamondback Energy, Inc.	1,387	221,754
		1,237,713

Oil & Gas Storage & Transportation - 5.5%
ONEOK, Inc.	3,829	379,913
Targa Resources Corp.	2,710	543,274
		923,187

Passenger Airlines - 1.7%
International Consolidated Airlines Group SA - ADR	14,348	96,490
Ryanair Holdings PLC - ADR	4,326	183,293
		279,783

Pharmaceuticals - 2.1%
Novartis AG - ADR	1,436	160,085

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.1% (Continued)
Novo Nordisk AS - ADR	2,861	$198,668
		358,753

Restaurants - 3.5%
Meituan - ADR (a)	14,563	587,471

Semiconductor Materials & Equipment - 0.8%
ASML Holding NV	210	139,152

Semiconductors - 14.4%
Broadcom, Inc.	1,308	218,998
First Solar, Inc. (a)	3,891	491,939
Marvell Technology, Inc.	2,941	181,077
Micron Technology, Inc.	3,776	328,097
NVIDIA Corp.	6,591	714,333
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,959	491,194
		2,425,638

Steel - 1.0%
Vale SA - ADR	17,109	170,748
TOTAL COMMON STOCKS (Cost $17,767,637)		16,820,400

SHORT-TERM INVESTMENTS - 0.8%
Investments Purchased with Proceeds from Securities Lending - 0.6%
First American Government Obligations Fund - Class X, 4.27% (c)	105,000	105,000

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27% (c)	32,629	32,629
TOTAL SHORT-TERM INVESTMENTS (Cost $137,629)		137,629

TOTAL INVESTMENTS - 100.6% (Cost $17,905,266)		$16,958,029
Liabilities in Excess of Other Assets - (0.6)%		(97,761)
TOTAL NET ASSETS - 100.0%		$16,860,268

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $101,934 which represented 0.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

INTELLIGENT LIVERMORE ETF

Summary of Fair Value Disclosures as of March 31, 2025 (Unaudited)
Intelligent Livermore ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$16,820,400	$—	$—	$16,820,400
Investments Purchased with Proceeds from Securities Lending	105,000			105,000
Money Market Funds	32,629	—	—	32,629
Total Investments	$16,958,029	$—	$—	$16,958,029

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended March 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.